Acquisitions - Purchase Price Allocation (Details) $ in Thousands, DKK in Millions	Jun. 28, 2016 USD ($)	Jun. 28, 2016 DKK	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 2,012,904	$ 1,925,518	$ 1,875,698
Exiqon
Business Acquisition [Line Items]
Cash consideration	$ 95,200	DKK 627.4
Fair value of remaining shares	5,519
Purchase price	100,682
Cash and cash equivalents	4,824
Accounts receivable	3,581
Inventory	1,553
Prepaid expenses and other current assets	1,853
Accounts payable	(1,289)
Accruals and other current liabilities	(11,587)
Debt assumed	(6,068)
Other long-term liabilities	(197)
Deferred tax asset on tax loss carry forwards	10,016
Fixed and other long-term assets	2,870
Goodwill	76,807
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,381)
Assets acquired, goodwill, and liabilities assumed, net	100,682
Exiqon | Developed technology
Business Acquisition [Line Items]
Intangible assets	18,500
Exiqon | Customer relationships
Business Acquisition [Line Items]
Intangible assets	3,800
Exiqon | Tradenames
Business Acquisition [Line Items]
Intangible assets	$ 1,400